Document And Entity Information	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Period End Date	Sep. 18, 2026
Registrant Name	CAPITOL FEDERAL FINANCIAL, INC.
State of incorporation	MD
Commission file number	001-34814
IRS identification number	27-2631712
Address of principal executive offices location	700 South Kansas Avenue,
City of principal executive offices location	Topeka
State of principal executive offices location	KS
Zip code of principal executive offices location	66603
Telephone number - Area code	785
Telephone number	235-1341
Written communications indicator	false
Soliciting material indicator	false
Pre-commencement tender offer indicator	false
Pre-commencement issuer tender offer indicator	false
Title of security class	Common Stock, par value $0.01 per share
Trading symbol	CFFN
Name of exchange on which securities are registered	NASDAQ
Emerging Growth Company indicator	false
Entity Central Index Key	0001490906
Amendment Flag	false